RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2013 Guarantee Fee [Member] USD ($)		Dec. 31, 2013 Guarantee Fee [Member] CNY		Dec. 31, 2012 Guarantee Fee [Member] CNY		Dec. 31, 2011 Guarantee Fee [Member] CNY		Dec. 31, 2013 Service Fee [Member] USD ($)		Dec. 31, 2013 Service Fee [Member] CNY		Dec. 31, 2012 Service Fee [Member] CNY		Dec. 31, 2011 Service Fee [Member] CNY		Dec. 31, 2013 Commission Fee [Member] USD ($)		Dec. 31, 2013 Commission Fee [Member] CNY		Dec. 31, 2012 Commission Fee [Member] CNY		Dec. 31, 2011 Commission Fee [Member] CNY
Related Party Transaction [Line Items]
Sales of products	$ 29,123	[1]	176,300	[1]	3,675	[1]	0	[1]
Purchase of products	19,069	[2]	115,440	[2]	7,047	[2]	0	[2]
Related Party Transaction, Fees	$ 1,141		6,909		0		0		$ 1,363	[3]	8,249	[3]	779	[3]	0	[3]	$ 1,888	[4]	11,431	[4]	976	[4]	0	[4]	$ 3,396	[5]	20,559	[5]	0	[5]	0	[5]

[1]	For the year ended December 31, 2013 and 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Cogobuy.
[2]	For the year ended December 31, 2013 and 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Cogobuy.
[3]	For the year ended December 31, 2013 and 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the First Disposal Group in respect of all existing bank facilities. Also, for the year ended December 31, 2013, the Group charged a guarantee fee of USD750 per quarter to act as the guarantors of the Second Disposal Group in respect of all existing bank facilities.
[4]	For the year ended December 31, 2013 and 2012, the Group charged a service fee for the provision of supportive and administrative services to the First Disposal Group.
[5]	For the year ended December 31, 2013, the Group paid a commission fee in relation to the sales secured on e-commerce platform of Cogobuy, to Cogobuy.